SUN CAPITAL ADVISERS TRUST

SC Goldman Sachs Short Duration Fund

Supplement dated March 20, 2009
to the Initial and Service Class Prospectuses, each dated May 1, 2008

The prospectuses are revised as follows:

The following replaces the portfolio manager information for the SC Goldman Sachs Short Duration Fund under “About the Portfolio Managers” on page 41 in the Initial Class Prospectus and page 39 in the Service Class Prospectus, effective as of March 18, 2009:

Manager
Fund	Fund Manager(s)	since	Positions during past five years
SC Goldman Sachs                               Jonathan A. Beinner                          2008                                         Managing Director, Chief Investment
Short Duration Fund                                                                                                                                           Officer, and Co-head of U.S. and Global
                                                 Fixed Income (since 2001) at GSAM.

(The Fixed Income                                 Thomas J. Kenny, CFA                      2008                                       Managing Director and Co-head of U.S.
Portfolio Management                                                                                                                                        and Global Fixed Income (since 2002)
Team is organized into                                                                                                                                        at GSAM.
a series of specialist
teams which focus on                           James B. Clark                                       2008                                     Managing Director and Co-head of the
generating and                                       (Lead Portfolio                                                                                   U.S. Fixed Income Team (since 2001)
implementing                                           Manager)                                                                                           at GSAM.
investment ideas
within their area of                                Michael Swell                                        2009                                    Managing Director (since 2007) and Co-
expertise. Both top-                              (Lead Portfolio                                                                                   head of the U.S. Fixed Income Team
down and bottom-	Manager)	(since 2009) at GSAM. Prior to that
up decisions are made                                                                                                                                       Senior Managing Director of Fixed
by these small strategy                                                                                                                                     Income Sales and Trading (2004-2007)
teams, rather than by                                                                                                                                         at Friedman, Billings & Ramsey.
one portfolio manager
or committee. Ultimate                         James P. McCarthy                                2008                                     Managing Director and Head of Short
accountability for the                                                                                                                                         Duration and Structured Portfolios
portfolio resides with                                                                                                                                          (since 2002) at GSAM.
the lead portfolio
managers, who set                              Mark Van Wyk                                         2008                                     Vice President (since 1994) at GSAM
the long-term risk                                                                                                                                                 specializing in U.S. government and
budget and oversee                                                                                                                                             financial derivatives.
the portfolio
construction process.)                      Peter D. Dion, CFA                                   2008                                     Vice President (since 1992) at GSAM
                                                specializing in asset-backed and
                                                commercial mortgage-backed securities.